BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2017	2016	2015
Sistemas UK Limited	United Kingdom	Customer referral services and software development support	100.00%	100.00%	100.00%
Globant LLC	United States of America	Customer referral services and software development support	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S.R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Investing activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Ases. Ltda.	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda. (1)	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Investment LLP (6)	United Kingdom	Investing activities	-	100.00%	100.00%
Huddle Group S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Group Corp. (2)	United States	Software development and consultancy	-	-	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Privated Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A.	Argentina	Software development and consultancy	66.73%	66.73%	66.73%
We Are London Limited (4)	United Kingdom	Service design consultancy	100.00%	100.00%	-
L4 Mobile LLC (5)	United States of America	Software development and consultancy	100.00%	100.00%	-
Difier S.A. (6)	Uruguay	Software development and consultancy	100.00%	100.00%	-

(1)	On March 23, 2016, TerraForum Consultoría Ltda. was renamed Globant Brasil Consultoría Ltda.

(2)	On October 31, 2016, Huddle Group Corp. was merged into Globant LLC.

(3)	We are London Limited and We are Experience LLC were acquired on May 23, 2016 (see note 23). On October 31, 2016, We are Experience LLC was merged into Globant LLC.

(4)	L4 Mobile LLC was acquired on November 14, 2016 (see note 23).

(5)	Difier S.A. was acquired on November 14, 2016 (see note 23).

(6)	Huddle Investment LLP was dissolved on June 30, 2017.